Equity Instruments (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The assumptions used for the three months ended September 30, 2016 are as follows:

Expected volatility	182% –185%
Risk free interest rate	0.97% – 1.14%
Expected term (years)	5.0 – 6.5
Dividend yield	0%

The assumptions are as follows:

	Year Ended June 30,
	2016	2015
Expected volatility	75%	—
Risk free interest rate	1.16% – 1.90%	—
Expected term (years)	3.75 – 6.25	—
Dividend yield	0%	—
Forfeiture rate	0%	—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2016	322,302	$18.01	9.33
Granted	441,999	$3.23
Exercised	—	$—
Forfeited/Cancelled	(2,084)	$18.12
Outstanding September 30, 2016	762,217	$3.52	9.48
Exercisable at September 30, 2016	254,131	$3.44	9.42
Available for grant at September 30, 2016	71,117

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	—	$—
Granted	326,469	$18.01
Exercised	—	$—
Forfeited/Cancelled	(4,167)	$18.12
Outstanding June 30, 2016	322,302	$18.01	9.33
Exercisable at June 30, 2016	139,798	$16.76	9.42
Available for grant at June 30, 2016	511,032

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table details the options outstanding at June 30, 2016 by range of exercise prices:

Range of Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life of Options Outstanding	Number of Options Exercisable	Weighted Average Exercise Price
$6.72	16,668	$6.72	9.79	16,668	$6.72
$18.12	301,467	$18.12	9.37	123,130	$18.12
$55.56	4,167	$55.56	4.11	—	$—
	322,302	$18.01	9.33	139,798	$16.76

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table summarizes stock-based compensation expense for the three months ended September 30, 2016 and the three months ended September 30, 2015:

	Three Months Ended September 30,
	2016	2015
Research and development expenses
Stock options	$—	$5,000
Selling, general and administrative expenses
Stock options	1,044,000	63,000
	$1,044,000	$68,000
Unrecognized expense at September 30, 2016	$1,906,000
Weighted average remaining years to vest	2.48

The following table summarizes stock-based compensation expense for the years ended June 30 2016 and 2015:

	Year Ended June 30,
	2016	2015
Research and development expenses
Stock options	$89,000	$519,000
Selling, general and administrative expenses
Stock options	814,000	499,000
	$903,000	$1,018,000
Unrecognized expense at June 30, 2016	$1,267,000
Weighted average remaining years to vest	2.66

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2016	2,201,627	$6.19	4.71

Issuance of settlement warrants to initial investors	84,918	$4.00
Outstanding September 30, 2016	2,286,545	$6.11	4.47

A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2014	8,553	$54.36	3.92
Granted in fiscal 2015	—	—
Expired in fiscal 2015	—	—
Outstanding June 30, 2015	8,553	$54.36	2.92
Warrants issued to placement agents for convertible promissory notes	22,254	$7.80
Warrants issued to investors in connection with the registered offering	1,733,322	$6.00
Warrants issued to placement agents for convertible promissory notes	22,564	$4.80
Warrants issued to placement agents for the registered offering	109,375	$6.00
Warrants issued to convertible note holders who converted May 5, 2016	305,559	$6.00
Outstanding June 30, 2016	2,201,627	$6.19	4.71

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
Significant assumptions in valuing the warrants issued during the September 30, 2016 quarter were as follows:

Expected volatility	225.5% – 229.8%
Risk free interest rate	1.02% – 1.18%
Contractual term (years)	4.79 – 4.94
Dividend yield	0%

The assumptions are as follows:
	Year Ended June 30,
	2016	2015
Expected volatility	75%	—
Risk free interest rate	1.07 – 1.76%	—
Contractual term (years)	4.2 – 5.0	—
Dividend yield	0%	—